Expense Example {- Templeton Foreign VIP Fund} - FTVIP Class 4-61 - Templeton Foreign VIP Fund - Class 4	May 01, 2021 USD ($)
Expense Example:
1 year	$ 123
3 years	388
5 years	674
10 years	$ 1,488